Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Parenthetical) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2026	Mar. 31, 2025	Jun. 30, 2025
Income Statement [Abstract]
Non cash compensation expense	$ 5,351,136	$ 52,838,115	$ 11,581,251	$ 52,853,115	$ 4,621,230